Cover	Aug. 29, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 29, 2023
Entity File Number	333-228681
Entity Registrant Name	Ezagoo Limited.
Entity Central Index Key	0001752372
Entity Tax Identification Number	30-1077936
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Rm 205, 2/F, Building 17
Entity Address, Address Line Two	Yard 1
Entity Address, Address Line Three	Li Ze Road
Entity Address, City or Town	Feng Tai District
Entity Address, Country	CN
Entity Address, Postal Zip Code	100073
City Area Code	+86
Local Phone Number	139 751 09168
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	EZOO
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false